Related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related party transactions
Schedule of related party transactions

		Year ended March 31,
	Note	2017	2018	2019	2019
		RMB	RMB	RMB	US$

Purchase of raw materials	(i)	36,405	18,759	—	—
Purchase of raw materials and machineries	(ii)	—	19,419	—	—
Consultancy expenses	(iii)	4,337	4,481	—	—
Interest expenses	14	113,993	2,567	—	—
Consultancy income	(iv)	16,786	—	—	—
Data access income	(v)	26,316	—	—	—

Notes:

(i)

During the year ended March 31, 2017 and the period from April 1, 2017 to January 31, 2018, the Group purchased raw materials from China Bright Group Co. Limited (“China Bright”), a subsidiary of GMHL, of RMB36,405 and RMB18,759, respectively. Since February 1, 2018, China Bright was no longer a related party of the Group.

(ii)

During the period from April 1, 2017 to January 31, 2018, the Group purchased raw materials and machineries from Beijing Jingjing Medical Equipment Co., Ltd. ("Beijing Jingjing") of RMB19,419. Since February 1, 2018, Beijing Jingjing was no longer a related party of the Group.

(iii)

During the year ended March 31, 2017 and the period from April 1, 2017 to January 31, 2018, consultancy services were provided by Golden Meditech (S) Pte Ltd. (“GM(S)”), a subsidiary of GMHL, to the Group for an amount of RMB4,337 and RMB4,481, respectively. Since February 1, 2018, GM(S) was no longer a related party of the Group.

(iv)

During the year ended March 31, 2017, the Company performed a consultation service related to the usage of cord blood processing devices and consumables and recorded RMB16,786 as a reduction of direct costs. GMHL is an exclusive distributor of such devices and consumables in the PRC and the Company is a major customer of GMHL. Since the consideration of the consultation service cannot be sufficiently separated from the Company’s purchases of such devices and consumables and the fair value of the benefit provided for cannot be reasonably estimated either, the consideration received from GMHL was recorded as a reduction of direct costs as associated cord blood processing devices and consumables which the Company purchased from GMHL were consumed and included in direct costs in prior years.

(v)

During the year ended March 31, 2017, the Company entered into a collaboration agreement with GMHL. Utilizing the Company’s existing donated cord blood samples resources, the Company provided GMHL with exclusive access to certain data derived from a small portion of donated cord blood samples and has no further obligation to GMHL, in return for a fee of RMB26,316.